Goodwill	12 Months Ended
Dec. 31, 2024
Changes in goodwill [abstract]
Goodwill
14. Goodwill

$
Cost
As at January 1, 2023	-
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813
As at December 31, 2024	9,020,813

Accumulated impairment
As at January 1, 2023	-
Charge for the year	-
As at December 31, 2023	-
Charge for the year	9,020,813
As at December 31, 2024	9,020,813

Net book value:
As at December 31, 2023	9,020,813
As at December 31, 2024	-
Goodwill relates to the acquisition of Simulus, a hydrometallurgical laboratory and engineering company located in Perth, Australia by LZAP on July 18, 2023, as disclosed in detail in Note 28.
Goodwill arising from the acquisition of Simulus is allocated to the intellectual property segment which is the operating segment expected to benefit from the synergies of the business combination.
Lifezone performed an impairment analysis of the goodwill using the income approach and concluded that the goodwill related to Simulus is fully impaired as at December 31, 2024.
The impairment of goodwill is primarily driven by:
1Lower Profitability: Recent financial performance exhibited reduced profit margins, attributed to higher costs and significantly reduced amounts of third-party revenues.
2Reduced Growth Forecast: Updated projections for future cash flows indicated lower growth expectations than previously anticipated, influenced by a combination of factors with the primary factor being that the demand for service from internal projects is expected to be lower going forward and external revenues being more uncertain in the short to medium term. As the Definitive Feasibility Study for the Kabanga Nickel Project nears completion and the PGM recycling project is going into execution in 2025 we expect less internal demand for services from Simulus.
This impairment does not impact Lifezone's operational capacity or liquidity.
The recoverable amount of the Simulus business was determined based on a net present value calculation, covering a 10-year cash flow forecast based on the latest budget projections, followed by an extrapolation of expected cash flow for the remaining useful lives using a constant growth rate (terminal value), determined by management. The present value of the expected cash flow is determined by applying a suitable discount rate.
The following paragraphs describe the key assumptions on which management has based its cash flow projections for the period covered by the most recent budgets/forecasts and a description of management’s approach to determining the value(s) assigned to each key assumption.
Management’s key assumptions include:
Cash flow projections
Cash flow projections are based on management’s approved budget for 2025 and expected internal and external revenues linked to hydromet projects, among other assumptions. This was then extrapolated throughout a 10-year forecast period after which, the expected cash flows for the remaining useful life were calculated using a continuous growth rate determined by management as outlined below:
Revenue growth rates
Management believes that the business can achieve a 2% annual revenue growth over and above the long term Consumer Price Index ("CPI") rate in Australia of 2.3%, driven by new business generation, market opportunities, and the ability to offset inflationary pressures.
Discount rates
The present value of the expected cash flow of the Simulus business was determined by applying a discount rate of 8.2%. The discount rate was derived based on a weighted average cost of capital calculation using assumptions that are deemed appropriate for this business. The discount rates reflect appropriate adjustments relating to market risk, specific risk factors of each CGU (incorporating adjustments for geographic location) and company specific risks.
Sensitivity analysis
A sensitivity analysis was performed over discount rates and growth rates assuming volatility within the ranges of 1% and 2%. Volatility in discount rates and growth rates within the ranges do not have a material impact on the outcome of the impairment analysis.